Commitments and Contingencies - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 04, 2019 launch	Oct. 01, 2017 USD ($)
Commitments And Contingencies [Line Items]
Amount purchased under purchase commitment	$ 1.5	$ 1.7
OneWeb
Commitments And Contingencies [Line Items]
Number of planned launches, cancelled | launch			35
Number of planned launches | launch			39
Customer One
Commitments And Contingencies [Line Items]
Supply commitment, amount				$ 4.9
Provision for contract losses	12.5
Four Other Customers
Commitments And Contingencies [Line Items]
Provision for contract losses	4.9
Third-Party PIPE Investor
Commitments And Contingencies [Line Items]
Provision for contract losses	4.1
Inventories | Customer One
Commitments And Contingencies [Line Items]
Provision for contract losses	6.9
Inventories | Four Other Customers
Commitments And Contingencies [Line Items]
Provision for contract losses	4.7
Net Contract Cost | Customer One
Commitments And Contingencies [Line Items]
Provision for contract losses	2.4
Net Contract Cost | Four Other Customers
Commitments And Contingencies [Line Items]
Provision for contract losses	$ 0.2
Minimum
Commitments And Contingencies [Line Items]
Renewal term	3 years
Maximum
Commitments And Contingencies [Line Items]
Renewal term	10 years